Shareholders' equity - Changes in share capital (Details) - EUR (€)								12 Months Ended
	Dec. 08, 2023	Aug. 30, 2023	Jun. 15, 2022	Oct. 01, 2021	Sep. 27, 2021	Jun. 28, 2021	Jan. 10, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2023	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Shareholders' equity								€ (32,032,000)	€ 45,476,000	€ 88,866,000		€ 111,211,000
Number of shares outstanding								52,115,807
Nominal value								€ 0.01
Issue of ordinary shares								€ 30,587,000	9,366,000	25,426,000
Transaction costs								(2,511,000)	(539,000)
ATM
Disclosure of classes of share capital [line items]
Issue of ordinary shares								9,400,000
August 2023
Disclosure of classes of share capital [line items]
Nominal value											€ 0.01
AGA 2019-1
Disclosure of classes of share capital [line items]
Nominal value						€ 0.01
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity								€ 521,158	€ 421,341	€ 408,735		€ 386,302
Number of shares outstanding								52,115,807	42,134,169	40,873,551		38,630,261
Nominal value	€ 0.01							€ 0.01	€ 0.01	€ 0.01		€ 0.01
Issue of ordinary shares								€ 96,000	€ 13,000	€ 22,000
Increase (decrease) in number of shares outstanding	363,000
Vesting of bonus shares	€ 3,630
Share capital | ATM
Disclosure of classes of share capital [line items]
Nominal value			€ 0.01		€ 0.01		€ 0.01
Issue of ordinary shares			€ 12,606		€ 20,833		€ 1,309
Increase (decrease) in number of shares outstanding			1,260,618		2,083,334		130,856
Capital increase in cash				€ 25,400,000	€ 25,400,000
Share capital | August 2023
Disclosure of classes of share capital [line items]
Nominal value		€ 0.01
Issue of ordinary shares		€ 96,186
Increase (decrease) in number of shares outstanding		9,618,638
Share capital | AGA 2019-1
Disclosure of classes of share capital [line items]
Nominal value						€ 0.01
Issue of ordinary shares						€ 291
Increase (decrease) in number of shares outstanding						29,100
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity								201,862,263	173,885,665	165,071,565		€ 139,667,602
Issue of ordinary shares								30,491,000	9,354,000	€ 25,404,000
Transaction costs		€ (2,510,855)						€ (2,511,000)	€ (539,000)
Vesting of bonus shares	€ (3,630)
Premiums related to share capital | ATM
Disclosure of classes of share capital [line items]
Issue of ordinary shares			€ 9,353,504		€ 25,556,803		€ 1,615,584
Transaction costs			€ (539,404)				€ (1,768,424)
Premiums related to share capital | August 2023
Disclosure of classes of share capital [line items]
Issue of ordinary shares		€ 30,491,082